The reclassification of credit loss allowance due to adoption of IFRS 9 (Details) ₩ in Millions	Jan. 01, 2018 KRW (₩)
The reclassification of credit loss allowance due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	₩ 2,578,849
Amount reclassified	(3,328)
Amount remeasured	650,667
Carrying value based on the new standard	3,226,188
Changes in retained earnings	(647,339)
Changes in other comprehensive income	18,976
Due from banks
The reclassification of credit loss allowance due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	14,054
Amount reclassified	0
Amount remeasured	1,008
Carrying value based on the new standard	15,062
Changes in retained earnings	(1,008)
Changes in other comprehensive income	0
Loans
The reclassification of credit loss allowance due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	2,310,604
Amount reclassified	(3,328)
Amount remeasured	564,710
Carrying value based on the new standard	2,871,986
Changes in retained earnings	(561,382)
Changes in other comprehensive income	0
Financial assets at fair value through other comprehensive income | Debt securities
The reclassification of credit loss allowance due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	0
Amount reclassified	0
Amount remeasured	18,976
Carrying value based on the new standard	18,976
Changes in retained earnings	(18,976)
Changes in other comprehensive income	18,976
Financial assets measured at amortized cost | Debt securities
The reclassification of credit loss allowance due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	0
Amount reclassified	0
Amount remeasured	8,559
Carrying value based on the new standard	8,559
Changes in retained earnings	(8,559)
Changes in other comprehensive income	0
Other financial assets
The reclassification of credit loss allowance due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	49,679
Amount reclassified	0
Amount remeasured	2,139
Carrying value based on the new standard	51,818
Changes in retained earnings	(2,139)
Changes in other comprehensive income	0
Financial guarantee
The reclassification of credit loss allowance due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	36,506
Amount reclassified	0
Amount remeasured	783
Carrying value based on the new standard	37,289
Changes in retained earnings	(783)
Changes in other comprehensive income	0
Unused credit line and other credit commitment
The reclassification of credit loss allowance due to adoption of IFRS 9 [Line Items]
Carrying value based on the current standard	168,006
Amount reclassified	0
Amount remeasured	54,492
Carrying value based on the new standard	222,498
Changes in retained earnings	(54,492)
Changes in other comprehensive income	₩ 0